SP Funds S&P Global Technology ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Computers - 14.4%
Accenture PLC - Class A	2,147	$566,035
Apple, Inc.	40,373	10,475,986
Capgemini SE - ADR	11,073	343,595
CGI, Inc.	2,972	256,126
Cognizant Technology Solutions Corp. - Class A	1,626	133,430
Crowdstrike Holdings, Inc. - Class A (a)	870	384,022
EPAM Systems, Inc. (a)	160	33,376
Fortinet, Inc. (a)	2,024	164,470
Fujitsu Ltd. - ADR	25,141	697,663
Gartner, Inc. (a)	252	52,822
Logitech International SA	2,027	175,416
NetApp, Inc.	665	64,073
Nomura Research Institute Ltd. - ADR	6,605	201,188
Obic Co. Ltd.	5,215	145,267
Sandisk Corp. (a)	478	275,447
Seagate Technology Holdings PLC	749	305,360
Super Micro Computer, Inc. (a)	1,664	48,439
		14,322,715

Electrical Components & Equipment - 3.8%
Delta Electronics, Inc.	96,460	3,739,472

Electronics - 2.5%
Celestica, Inc. (a)	1,645	464,813
Halma PLC - ADR	2,864	281,474
Jabil, Inc.	339	80,407
Kyocera Corp. - ADR	20,189	302,835
Murata Manufacturing Co. Ltd. - ADR	54,015	546,092
SCREEN Holdings Co. Ltd.	1,420	180,975
TDK Corp.	27,885	358,098
TE Connectivity PLC	938	208,968
Trimble, Inc. (a)	714	48,266
		2,471,928

Energy-Alternate Sources - 0.1%
First Solar, Inc. (a)	361	81,413

Healthcare-Products - 0.4%
FUJIFILM Holdings Corp. - ADR	35,965	358,571

Internet - 0.6%
CDW Corp.	401	50,682
F5, Inc. (a)	169	46,578
GoDaddy, Inc. - Class A (a)	465	46,742
Palo Alto Networks, Inc. (a)	2,368	419,065
VeriSign, Inc.	267	65,210
		628,277

Machinery-Diversified - 1.5%
Hexagon AB - ADR	31,609	358,446
Keyence Corp.	2,856	1,044,941
Omron Corp. - ADR	2,726	69,186
		1,472,573

Office-Business Equipment - 0.4%
Canon, Inc. - ADR	13,036	396,685
Zebra Technologies Corp. - Class A (a)	170	39,947
		436,632

Semiconductors - 54.2% (b)
Advanced Micro Devices, Inc. (a)	5,650	1,337,524
Advantest Corp. - ADR	10,776	1,782,674
Analog Devices, Inc.	1,702	529,118
Applied Materials, Inc.	2,761	889,926
ASM International NV	663	559,848
ASML Holding NV	4,951	7,159,861
BE Semiconductor Industries NV	1,125	220,160
Broadcom, Inc.	13,832	4,582,542
Disco Corp. - ADR	13,750	587,262
Infineon Technologies AG - ADR	18,722	917,565
KLA Corp.	453	646,857
Lam Research Corp.	4,358	1,017,419
Lasertec Corp. - ADR	6,049	278,254
MediaTek, Inc.	80,488	4,501,394
Microchip Technology, Inc.	1,750	132,860
Micron Technology, Inc.	3,896	1,616,372
Monolithic Power Systems, Inc.	148	166,374
NVIDIA Corp.	55,770	10,659,320
NXP Semiconductors NV	797	180,234
ON Semiconductor Corp. (a)	1,448	86,721
QUALCOMM, Inc.	3,714	563,005
Renesas Electronics Corp. - ADR (a)	53,432	441,348
Skyworks Solutions, Inc.	479	26,709
STMicroelectronics NV	9,292	263,423
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	32,276	10,669,155
Teradyne, Inc.	492	118,597
Texas Instruments, Inc.	3,153	679,629
Tokyo Electron Ltd. - ADR	13,766	1,830,603
United Microelectronics Corp. - ADR	126,457	1,287,332
		53,732,086

Software - 17.6%
Adobe, Inc. (a)	1,450	425,213
Akamai Technologies, Inc. (a)	474	46,049
Autodesk, Inc. (a)	681	172,205
Cadence Design Systems, Inc. (a)	940	278,578
Constellation Software, Inc.	280	519,609
Dassault Systemes SE - ADR	9,961	273,928
Fair Isaac Corp. (a)	67	98,032
Microsoft Corp.	21,745	9,356,656
Oracle Corp.	5,837	960,654
PTC, Inc. (a)	373	58,237
Roper Technologies, Inc.	341	126,589
Sage Group PLC - ADR	3,785	197,691
Salesforce, Inc.	3,301	700,769
SAP SE - ADR	14,349	2,884,723
ServiceNow, Inc. (a)	3,598	421,002
Synopsys, Inc. (a)	638	296,743
Technology One Ltd.	4,912	86,681
Temenos AG - ADR	824	72,908
Tyler Technologies, Inc. (a)	146	53,932
WiseTech Global Ltd.	3,398	138,067
Workday, Inc. - Class A (a)	687	120,658
Xero Ltd. (a)	2,621	172,138
		17,461,062

Telecommunications - 4.0%
Arista Networks, Inc. (a)	3,583	507,854
Cisco Systems, Inc.	13,678	1,071,261
Corning, Inc.	2,508	258,951
Nokia Oyj - ADR	78,240	503,083
Telefonaktiebolaget LM Ericsson - ADR	42,261	456,419
Xiaomi Corp. - ADR (a)	49,700	1,123,220
		3,920,788
TOTAL COMMON STOCKS (Cost $71,745,628)		98,625,517

TOTAL INVESTMENTS - 99.5% (Cost $71,745,628)		98,625,517
Other Assets in Excess of Liabilities - 0.5%		522,801
TOTAL NET ASSETS - 100.0%		$99,148,318

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

SP Funds S&P Global Technology ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$98,625,517	$–	$–	$98,625,517
Total Investments	$98,625,517	$–	$–	$98,625,517

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of January 31, 2026
(% of Net Assets)

United States	$50,822,091	51.2%
Taiwan	20,197,353	20.4
Japan	9,221,642	9.2
Netherlands	8,120,103	8.2
Germany	3,802,288	3.8
Canada	1,240,548	1.3
China	1,123,220	1.1
Sweden	814,865	0.9
Ireland	775,003	0.8
France	617,523	0.6
Switzerland	511,747	0.6
Finland	503,083	0.5
United Kingdom	479,165	0.5
Australia	224,748	0.2
New Zealand	172,138	0.2
Other Assets in Excess of Liabilities	522,801	0.5
	$99,148,318	100.0%